EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
The table below illustrates the reconciliation of the earnings and number of shares used in our calculations of basic and diluted earnings per share:

	2013	2012	2011
(in millions, except per share amounts)
Computation of Basic Earnings Per Share
Net income	$626	$571	$198
Weighted average shares outstanding	305.0	322.6	350.1
Basic earnings per share	$2.05	$1.77	$0.56
Computation of Diluted Earnings Per Share
Net income	$626	$571	$198
Weighted average shares outstanding	305.0	322.6	350.1
Effect of dilutive securities
Employee stock option and SARs plans	4.0	6.1	8.0
Deferred stock incentive plans	0.8	0.9	0.9
Restricted stock units	3.2	3.3	3.3
Shares for diluted earnings per share	313.0	332.9	362.3
Diluted earnings per share	$2.00	$1.72	$0.55

We compute the effect of dilutive securities using the treasury stock method and average market prices during the period. We have excluded the following antidilutive stock options and SARs in our calculation of diluted earnings per share because their exercise prices were greater than the average market prices for the applicable periods:

(a)	for 2013, 0.4 million options and SARs;

(b)	for 2012, 1.0 million options and SARs; and

(c)	for 2011, 4.1 million options and SARs.